Commitments and Contingencies - Minimum Future Charter Revenue (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 328,203
2024	232,339
2025	148,759
2026	118,471
2027	97,485
2028 to 2036	72,195
Minimum charter revenues	$ 997,452